UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08039
Third Avenue Trust

(Exact name of registrant as specified in charter)
6 Grand Central at 666 Third Avenue, Suite 1040,
New York, NY 10017

(Address of principal executive offices) (Zip code)
Joel L. Weiss
Third Avenue Trust
1636 N Cedar Crest Blvd.
Suite #161
Allentown, PA 18104

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 443-1021
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Third Avenue Value Fund
Semi-Annual Shareholder Report
Investor Class (TVFVX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVFVX)	$74	1.36%
Key Fund Statistics
Fund net assets	$982,341,603
Total number of portfolio holdings	37
Total advisory fee paid	$4,085,076
Portfolio turnover rate, as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Oil & Gas Production & Services	17.3%
Building Products	9.6%
Automotive	9.5%
Metals & Mining	9.2%
Diversified Holding Companies	8.6%
Transportation & Logistics	7.0%
Capital Equipment	5.8%
Banks	5.4%
Energy - Refining & Marketing	4.1%
Media	2.5%
Insurance	2.3%
Materials/Diversified Chemicals	2.2%
Commercial Services	2.2%
Others^	4.5%
Purchased Options	0.2%
Short-Term Investments	8.3%
Other Assets less Liabilities	1.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
+	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Value Fund Investor Class (TVFVX)
Semi-Annual Shareholder Report - April 30, 2026
Third Avenue Value Fund
Semi-Annual Shareholder Report
Institutional Class (TAVFX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAVFX)	$61	1.11%
Key Fund Statistics
Fund net assets	$982,341,603
Total number of portfolio holdings	37
Total advisory fee paid	$4,085,076
Portfolio turnover rate, as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Oil & Gas Production & Services	17.3%
Building Products	9.6%
Automotive	9.5%
Metals & Mining	9.2%
Diversified Holding Companies	8.6%
Transportation & Logistics	7.0%
Capital Equipment	5.8%
Banks	5.4%
Energy - Refining & Marketing	4.1%
Media	2.5%
Insurance	2.3%
Materials/Diversified Chemicals	2.2%
Commercial Services	2.2%
Others^	4.5%
Purchased Options	0.2%
Short-Term Investments	8.3%
Other Assets less Liabilities	1.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
+	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Value Fund Institutional Class (TAVFX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue Value Fund
Semi-Annual Shareholder Report
Z Class (TAVZX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TAVZX)	$58	1.06%
Key Fund Statistics
Fund net assets	$982,341,603
Total number of portfolio holdings	37
Total advisory fee paid	$4,085,076
Portfolio turnover rate, as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Oil & Gas Production & Services	17.3%
Building Products	9.6%
Automotive	9.5%
Metals & Mining	9.2%
Diversified Holding Companies	8.6%
Transportation & Logistics	7.0%
Capital Equipment	5.8%
Banks	5.4%
Energy - Refining & Marketing	4.1%
Media	2.5%
Insurance	2.3%
Materials/Diversified Chemicals	2.2%
Commercial Services	2.2%
Others^	4.5%
Purchased Options	0.2%
Short-Term Investments	8.3%
Other Assets less Liabilities	1.3%
Total	100.0%
*	(% of Net Assets)
^	Includes Non-U.S. Real Estate Operating Companies, Consumer Products and Brokerages & Exchanges.
+	Includes Ireland, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Value Fund Z Class (TAVZX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue Small-Cap Value Fund
Semi-Annual Shareholder Report
Investor Class (TVSVX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVSVX)	$77	1.41%
Key Fund Statistics
Fund net assets	$200,713,013
Total number of portfolio holdings	36
Total advisory fee paid, net	$775,681
Portfolio turnover rate, as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks & Thrifts	15.0%
Healthcare	9.7%
Insurance & Reinsurance	8.7%
Financials	8.0%
Oil & Gas Production & Services	7.1%
Industrial Services	5.8%
Consulting & Information Technology Services	5.2%
Materials/Diversified Chemicals	4.5%
Building Products	3.7%
Home Building	3.6%
Consumer Discretionary	3.6%
U.S. Real Estate Operating Companies	3.5%
Industrial Equipment	3.0%
Energy - Refining & Marketing	2.8%
Metals Manufacturing	2.5%
Automotive	2.5%
Others^	4.3%
Short-Term Investments	4.7%
Other Assets less Liabilities	1.8%
Total	100.0%
*	(% of Net Assets)
^	Includes Commercial Services, Information Technology and Real Estate Services.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Small-Cap Value Fund Investor Class (TVSVX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue Small-Cap Value Fund
Semi-Annual Shareholder Report
Institutional Class (TASCX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TASCX)	$63	1.16%
Key Fund Statistics
Fund net assets	$200,713,013
Total number of portfolio holdings	36
Total advisory fee paid, net	$775,681
Portfolio turnover rate, as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks & Thrifts	15.0%
Healthcare	9.7%
Insurance & Reinsurance	8.7%
Financials	8.0%
Oil & Gas Production & Services	7.1%
Industrial Services	5.8%
Consulting & Information Technology Services	5.2%
Materials/Diversified Chemicals	4.5%
Building Products	3.7%
Home Building	3.6%
Consumer Discretionary	3.6%
U.S. Real Estate Operating Companies	3.5%
Industrial Equipment	3.0%
Energy - Refining & Marketing	2.8%
Metals Manufacturing	2.5%
Automotive	2.5%
Others^	4.3%
Short-Term Investments	4.7%
Other Assets less Liabilities	1.8%
Total	100.0%
*	(% of Net Assets)
^	Includes Commercial Services, Information Technology and Real Estate Services.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Small-Cap Value Fund Institutional Class (TASCX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue Small-Cap Value Fund
Semi-Annual Shareholder Report
Z Class (TASZX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Small-Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TASZX)	$58	1.06%
Key Fund Statistics
Fund net assets	$200,713,013
Total number of portfolio holdings	36
Total advisory fee paid, net	$775,681
Portfolio turnover rate, as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Banks & Thrifts	15.0%
Healthcare	9.7%
Insurance & Reinsurance	8.7%
Financials	8.0%
Oil & Gas Production & Services	7.1%
Industrial Services	5.8%
Consulting & Information Technology Services	5.2%
Materials/Diversified Chemicals	4.5%
Building Products	3.7%
Home Building	3.6%
Consumer Discretionary	3.6%
U.S. Real Estate Operating Companies	3.5%
Industrial Equipment	3.0%
Energy - Refining & Marketing	2.8%
Metals Manufacturing	2.5%
Automotive	2.5%
Others^	4.3%
Short-Term Investments	4.7%
Other Assets less Liabilities	1.8%
Total	100.0%
*	(% of Net Assets)
^	Includes Commercial Services, Information Technology and Real Estate Services.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Small-Cap Value Fund Z Class (TASZX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue Real Estate Value Fund
Semi-Annual Shareholder Report
Investor Class (TVRVX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class (TVRVX)	$68	1.42%
Key Fund Statistics
Fund net assets	$305,633,775
Total number of portfolio holdings	36
Total advisory fee paid, net	$1,548,943
Portfolio turnover rate, as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	15.8%
U.S. Homebuilder	13.2%
U.S. Real Estate Investment Trusts	12.5%
Consulting/Management	12.2%
Mortgage Finance	10.2%
Non-U.S. Real Estate Investment Trusts	8.1%
U.S. Real Estate Operating Companies	6.4%
Non-U.S. Real Estate Consulting/Management	4.9%
Industrial Services	4.2%
Non-U.S. Homebuilder	3.1%
Hospitality	2.5%
Industrial Distribution	2.1%
Forest Products & Paper	1.2%
Purchased Options**	0.0%
Short-Term Investments	3.0%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Real Estate Value Fund Investor Class (TVRVX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue Real Estate Value Fund
Semi-Annual Shareholder Report
Institutional Class (TAREX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (TAREX)	$56	1.17%
Key Fund Statistics
Fund net assets	$305,633,775
Total number of portfolio holdings	36
Total advisory fee paid, net	$1,548,943
Portfolio turnover rate, as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	15.8%
U.S. Homebuilder	13.2%
U.S. Real Estate Investment Trusts	12.5%
Consulting/Management	12.2%
Mortgage Finance	10.2%
Non-U.S. Real Estate Investment Trusts	8.1%
U.S. Real Estate Operating Companies	6.4%
Non-U.S. Real Estate Consulting/Management	4.9%
Industrial Services	4.2%
Non-U.S. Homebuilder	3.1%
Hospitality	2.5%
Industrial Distribution	2.1%
Forest Products & Paper	1.2%
Purchased Options**	0.0%
Short-Term Investments	3.0%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Real Estate Value Fund Institutional Class (TAREX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue Real Estate Value Fund
Semi-Annual Shareholder Report
Z Class (TARZX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (TARZX)	$52	1.07%
Key Fund Statistics
Fund net assets	$305,633,775
Total number of portfolio holdings	36
Total advisory fee paid, net	$1,548,943
Portfolio turnover rate, as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	15.8%
U.S. Homebuilder	13.2%
U.S. Real Estate Investment Trusts	12.5%
Consulting/Management	12.2%
Mortgage Finance	10.2%
Non-U.S. Real Estate Investment Trusts	8.1%
U.S. Real Estate Operating Companies	6.4%
Non-U.S. Real Estate Consulting/Management	4.9%
Industrial Services	4.2%
Non-U.S. Homebuilder	3.1%
Hospitality	2.5%
Industrial Distribution	2.1%
Forest Products & Paper	1.2%
Purchased Options**	0.0%
Short-Term Investments	3.0%
Other Assets less Liabilities	0.6%
Total	100.0%
*	(% of Net Assets)
**	Amount less than 0.01%.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue Real Estate Value Fund Z Class (TARZX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue International Real Estate Value Fund
Semi-Annual Shareholder Report
Institutional Class (REIFX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class (REIFX)	$50	1.00%
Key Fund Statistics
Fund net assets	$111,782,824
Total number of portfolio holdings	26
Total advisory fee paid, net	$235,211
Portfolio turnover rate, as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	62.9%
Non-U.S. Real Estate Investment Trusts	21.8%
Non-U.S. Homebuilder	7.3%
Non-U.S. Real Estate Consulting/Management	3.0%
Short-Term Investments	4.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
+	Includes Netherlands, Luxembourg, Singapore, Belgium, Thailand, Spain and Philippines.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue International Real Estate Value Fund Institutional Class (REIFX)
Semi-Annual Shareholder Report - April 30, 2026

Third Avenue International Real Estate Value Fund
Semi-Annual Shareholder Report
Z Class (REIZX) | April 30, 2026
This semi-annual shareholder report contains important information about the Third Avenue International Real Estate Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.thirdave.com/fund-literature. You can also request this information by contacting us at 1-800-443-1021.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class (REIZX)	$50	1.00%
Key Fund Statistics
Fund net assets	$111,782,824
Total number of portfolio holdings	26
Total advisory fee paid, net	$235,211
Portfolio turnover rate, as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund as of the report date.
Summary of Investments by Sector*
Non-U.S. Real Estate Operating Companies	62.9%
Non-U.S. Real Estate Investment Trusts	21.8%
Non-U.S. Homebuilder	7.3%
Non-U.S. Real Estate Consulting/Management	3.0%
Short-Term Investments	4.7%
Other Assets less Liabilities	0.3%
Total	100.0%
*	(% of Net Assets)
+	Includes Netherlands, Luxembourg, Singapore, Belgium, Thailand, Spain and Philippines.
Country Concentration*
Availability of Additional Information
You can find additional information about the Fund, including the prospectus, financial information, holdings and proxy voting information, at https://www.thirdave.com/fund-literature.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at 1-800-443-1021, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Third Avenue International Real Estate Value Fund Z Class (REIZX)
Semi-Annual Shareholder Report - April 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

Semi-Annual Financials

and

Additional Information

April 30, 2026

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Funds’ website www.thirdave.com.

TABLE OF CONTENTS

Portfolio of Investments	Page 2

Statements of Assets and Liabilities	Page 14

Statements of Operations	Page 16

Statements of Changes in Net Assets	Page 18

Financial Highlights	Page 20

Notes to Financial Statements	Page 40

Other Information	Page 78

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 90.22%
	Automotive - 9.50%
419,682	Bayerische Motoren Werke AG (Germany)	$38,406,460
1,027,723	Harley-Davidson, Inc.	24,552,303
2,038,500	Subaru Corp. (Japan)	30,363,889

		93,322,652

	Banks - 5.45%
1,501,675	Bank of Ireland Group PLC (Ireland)	29,579,098
3,976,340	Close Brothers Group PLC (United Kingdom) (a)	23,953,410

		53,532,508

	Brokerages & Exchanges - 1.11%
4,828,711	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	10,863,460

	Building Products - 9.64%
418,798	Boise Cascade Co.	33,198,117
559,942	Buzzi SpA (Italy)	30,658,936
1,317,175	Interfor Corp. (Canada) (a)	9,473,847
942,600	Taiheiyo Cement Corp. (Japan)	21,400,591

		94,731,491

	Capital Equipment - 5.78%
202,700	Horiba, Ltd. (Japan)	28,223,335
708,900	Jeol, Ltd. (Japan)	28,516,701

		56,740,036

	Commercial Services - 2.22%
819,047	Robert Half, Inc.	21,794,841

	Consumer Products - 1.47%
525,088	Misto Holdings Corp. (South Korea)	14,444,037

	Diversified Holding Companies - 8.60%
927,620	Ayala Corp. (Philippines)	7,055,797
4,199,382	CK Hutchison Holdings, Ltd. (Hong Kong)	35,065,634
1,019,500	Jardine Cycle & Carriage, Ltd. (Singapore)	26,183,947
3,318,103	Quinenco S.A. (Chile)	16,225,262

		84,530,640

	Energy - Refining & Marketing - 4.08%
6,626,149	Ultrapar Participacoes S.A. (Brazil)	40,063,593

	Insurance - 2.28%
3,727,818	Conduit Holdings, Ltd. (Bermuda)	22,395,654

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Materials/Diversified Chemicals - 2.26%
814,800	OSAKA Titanium Technologies Co., Ltd. (Japan)	$13,280,347
65,645	Rogers Corp. (a)	8,911,309

		22,191,656

	Media - 2.47%
41,051,524	S4 Capital PLC (United Kingdom) (b)	24,243,614

	Metals & Mining - 9.23%
3,551,712	Capstone Copper Corp. (Canada) (a)	29,598,689
1,515,265	Lundin Mining Corp. (Canada)	38,886,986
247,316	Warrior Met Coal, Inc.	22,221,343

		90,707,018

	Non-U.S. Real Estate Operating Companies - 1.88%
34,418,500	Genting Singapore, Ltd. (Singapore)	18,469,603

	Oil & Gas Production & Services - 17.27%
7,880,604	Harbour Energy PLC (United Kingdom)	31,340,208
973,870	Subsea 7, S.A. (United Kingdom)	35,082,500
677,381	Tidewater, Inc. (a)	60,510,445
418,877	Valaris, Ltd. (a)	42,717,076

		169,650,229

	Transportation & Logistics - 6.98%
279,431,968	Cia Sud Americana de Vapores S.A. (Chile)	15,837,821
4,644,584	easyJet PLC (United Kingdom)	22,230,578
579,600	PALTAC Corp. (Japan)	17,120,110
12,964,390	TS Lines, Ltd. (Hong Kong)	13,374,053

		68,562,562

	Total Common Stocks (Cost $586,960,225)	886,243,594

Short-Term Investments - 8.29%
81,477,021	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.530% (c)	81,477,021

	Total Short-Term Investments (Cost $81,477,021)	81,477,021

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (concluded)

April 30, 2026 (Unaudited)

Value (Note 1)

Purchased Options - 0.19%
Total Purchased Options (see below for details) (Cost $6,108,150)	$1,895,214

Total Investment Portfolio - 98.70% (Cost $674,545,396)	969,615,829
Other Assets less Liabilities - 1.30%	12,725,774

NET ASSETS - 100.00%	$982,341,603

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at April 30, 2026.
†	U.S. issuer unless otherwise noted.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	3,225	$231,767,850	620.00 USD	08/21/26	$1,895,214

Total Purchased Options (Cost $6,108,150)						$1,895,214

ETF: Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 90.79%
	Automotive - 2.49%
209,306	Harley-Davidson, Inc.	$5,000,320

	Banks & Thrifts - 15.01%
330,557	Flagstar Bank NA	4,617,881
246,137	OceanFirst Financial Corp.	4,693,833
101,965	Prosperity Bancshares, Inc.	7,101,862
116,879	Southside Bancshares, Inc.	3,860,514
78,101	UMB Financial Corp.	9,854,003

		30,128,093

	Building Products - 3.71%
64,213	BlueLinx Holdings, Inc. (a)	3,400,720
50,970	Boise Cascade Co.	4,040,392

		7,441,112

	Commercial Services - 1.88%
141,631	Robert Half, Inc.	3,768,801

	Consulting & Information Technology Services - 5.14%
88,622	ICF International, Inc.	6,350,652
60,459	Maximus, Inc.	3,967,320

		10,317,972

	Consumer Discretionary - 3.58%
111,880	Atlanta Braves Holdings, Inc., Class A (a)	5,920,690
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,269,837

		7,190,527

	Energy - Refining & Marketing - 2.83%
131,050	PBF Energy, Inc., Class A	5,682,328

	Financials - 5.34%
129,476	Encore Capital Group, Inc. (a)	10,716,729

	Healthcare - 9.65%
209,751	Catalyst Pharmaceuticals, Inc. (a)	5,900,296
182,295	Collegium Pharmaceutical, Inc. (a)	6,148,810
152,349	Supernus Pharmaceuticals, Inc. (a)	7,312,752

		19,361,858

	Home Building - 3.63%
155,515	TRI Pointe Homes, Inc. (a)	7,292,098

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Equipment - 2.96%
34,257	Alamo Group, Inc.	$5,941,534

	Industrial Services - 5.78%
15,552	MYR Group, Inc. (a)	6,295,605
20,744	UniFirst Corp.	5,300,300

		11,595,905

	Information Technology - 1.69%
39,052	Qualys, Inc. (a)	3,394,790

	Insurance & Reinsurance - 8.73%
21,856	Investors Title Co.	5,175,064
1,338,765	Octave Specialty Group, Inc. (a)	5,930,729
260,225	ProAssurance Corp. (a)	6,427,557

		17,533,350

	Materials/Diversified Chemicals - 4.53%
380,298	LSB Industries, Inc. (a)	5,666,440
25,332	Rogers Corp. (a)	3,438,819

		9,105,259

	Metals Manufacturing - 2.53%
29,778	Kaiser Aluminum Corp.	5,075,065

	Oil & Gas Production & Services - 7.09%
330,144	SandRidge Energy, Inc.	5,133,739
101,786	Tidewater, Inc. (a)	9,092,544

		14,226,283

	Real Estate Services - 0.71%
187,469	Compass, Inc., Class A (a)	1,419,140

	U.S. Real Estate Operating Companies - 3.51%
962,705	Five Point Holdings, LLC, Class A (a)	4,794,271
107,160	FRP Holdings, Inc. (a)	2,251,431

		7,045,702

	Total Common Stocks (Cost $123,034,644)	182,236,866

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (concluded)

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Closed-End Funds - 2.70%
	Financials - 2.70%
101,812	Central Securities Corp.	$5,421,489

	Total Closed-End Funds (Cost $2,713,474)	5,421,489

Short-Term Investments - 4.67%
9,365,992	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.530% (b)	9,365,992

	Total Short-Term Investments (Cost $9,365,992)	9,365,992

	Total Investment Portfolio - 98.16% (Cost $135,114,110)	197,024,347
	Other Assets less Liabilities - 1.84%	3,688,666

	NET ASSETS - 100.00%	$200,713,013

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at April 30, 2026.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 86.18%
	Consulting/Management - 12.18%
127,532	CBRE Group, Inc., Class A (a)	$18,202,642
181,052	Fidelity National Financial, Inc.	9,469,020
30,049	Jones Lang LaSalle, Inc. (a)	9,559,488

		37,231,150

	Forest Products & Paper - 1.22%
152,200	Weyerhaeuser Co., REIT	3,731,944

	Hospitality - 2.46%
152,125	Accor S.A. (France)	7,528,475

	Industrial Distribution - 2.07%
18,096	WESCO International, Inc.	6,317,676

	Industrial Services - 4.15%
265,893	U-Haul Holding Co.	12,680,437

	Non-U.S. Homebuilder - 3.08%
216,508	Berkeley Group Holdings PLC (United Kingdom) (a)	9,426,644

	Non-U.S. Real Estate Consulting/Management - 4.93%
47,070	FirstService Corp. (Canada)	6,298,437
778,251	Savills PLC (United Kingdom)	8,757,972

		15,056,409

	Non-U.S. Real Estate Investment Trusts - 8.15%
890,360	Big Yellow Group PLC (United Kingdom)	10,928,247
2,300,283	Ingenia Communities Group (Australia)	6,666,612
770,423	Segro PLC (United Kingdom)	7,297,437

		24,892,296

	Non-U.S. Real Estate Operating Companies - 15.80%
435,238	Brookfield Corp. (Canada)	19,637,938
1,755,538	CK Asset Holdings, Ltd. (Hong Kong)	11,058,583
1,652,220	Hang Lung Group, Ltd. (Hong Kong)	3,410,967
106,700	Jardine Matheson Holdings, Ltd. (Hong Kong)	7,273,984
2,090,796	Wharf Holdings Ltd. (The) (Hong Kong)	6,903,030

		48,284,502

	U.S. Homebuilder - 13.22%
94,002	Champion Homes, Inc. (a)	7,165,773
64,804	DR Horton, Inc.	9,970,743
140,035	Lennar Corp., Class B	12,376,293

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	U.S. Homebuilder (continued)
89,039	PulteGroup, Inc.	$10,894,812

		40,407,621

	U.S. Real Estate Investment Trusts - 12.51%
245,801	American Homes 4 Rent, Class A	7,826,304
72,600	First Industrial Realty Trust, Inc.	4,501,926
105,403	Prologis, Inc.	14,969,334
85,605	Sun Communities, Inc.	10,943,743

		38,241,307

	U.S. Real Estate Operating Companies - 6.41%
433,191	Brookdale Senior Living, Inc. (a)	6,220,623
2,674,298	Five Point Holdings, LLC, Class A (a)	13,318,004
3,475,472	TPHGreenwich Trust (a)(b)(c)(d)	—
2,100,472	Trinity Place Holdings, Inc. (a)(c)	53,982

		19,592,609

	Total Common Stocks (Cost $208,259,560)	263,391,070

Preferred Stocks - 10.16%
	Mortgage Finance - 10.16%
1,394,619	Federal Home Loan Mortgage Corp., 8.375% (a)	15,689,464
1,314,560	Federal National Mortgage Association, 8.250% (a)	15,380,352

	Total Preferred Stocks (Cost $5,136,248)	31,069,816

Short-Term Investments - 3.04%
9,289,298	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.530% (e)	9,289,298

	Total Short-Term Investments (Cost $9,289,298)	9,289,298

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Term Loans - 0.00%
	Non-U.S. Real Estate Operating Companies - 0.00%
47,804 EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 4.150% Cash or Payment-in-kind Interest, due 10/30/26 (Luxembourg)(b)(d)(f)(g)	$—

	Total Term Loans (Cost $49,456)	—

Purchased Options - 0.00%*

	Total Purchased Options (see below for details) (Cost $50,480)	159

	Total Investment Portfolio - 99.38% (Cost $222,785,042)	303,750,343
	Other Assets less Liabilities - 0.62%	1,883,432

	NET ASSETS - 100.00%	$305,633,775

Notes:

(a)	Non-income producing security.
(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees. (c) Security subject to restrictions on resale.

At April 30, 2026, the restricted securities had a total market value of $53,982 or 0.02% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit	Market Value
3,475,472	TPHGreenwich Trust	8/5/25	$—	$0.00	$—
2,100,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	8,185,888	0.03	53,982

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rate disclosed represents 30-day yield at April 30, 2026.
(f)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(g)	Variable rate security. The rate disclosed is in effect as of April 30, 2026.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (concluded)

April 30, 2026 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
USD versus GBP, Call	JPMorgan Chase Bank, N.A.	28,000,000	$28,000,000	1.21 USD	06/24/26	$159
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	16,000,000	16,000,000	8.20 HKD	08/10/26	—

Total Purchased Options (Cost $50,480)						$159

GBP: British Pound.

HKD: Hong Kong Dollar.

USD: United States Dollar.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 93.03%
	Non-U.S. Homebuilder - 5.25%
2,371,190	Glenveagh Properties PLC (Ireland) (a)(b)	$5,872,018

	Non-U.S. Real Estate Consulting/Management - 3.04%
302,273	Savills PLC (United Kingdom)	3,401,600

	Non-U.S. Real Estate Investment Trusts - 21.83%
464,774	Big Yellow Group PLC (United Kingdom)	5,704,620
890,568	Helical PLC (United Kingdom)	2,319,462
1,751,009	Ingenia Communities Group (Australia)	5,074,722
194,811	Merlin Properties Socimi S.A. (Spain)	3,406,700
138,809	Shurgard Self Storage, Ltd. (Luxembourg)	4,269,722
137,861	Warehouses De Pauw CVA (Belgium)	3,623,570

		24,398,796

	Non-U.S. Real Estate Operating Companies - 62.91%
5,616,200	Amata Corp. PCL (Thailand)	3,563,834
9,190,800	Ayala Land, Inc. (Philippines)	2,257,521
1,591,158	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	5,678,380
267,425	CTP NV (Netherlands) (a)	5,046,923
7,237,900	Genting Singapore, Ltd. (Singapore)	3,883,991
1,815,000	Hang Lung Group, Ltd. (Hong Kong)	3,747,022
550,300	Hongkong Land Holdings, Ltd. (Hong Kong)	4,350,693
2,119,020	Lendlease Corp, Ltd. (Australia)	5,168,663
652,893	LOG Commercial Properties e Participacoes S.A. (Brazil)	3,521,704
676,300	Nomura Real Estate Holdings, Inc. (Japan)	4,412,352
1,722,933	StorageVault Canada, Inc. (Canada)	5,580,966
251,547	Sun Hung Kai Properties, Ltd. (Hong Kong)	4,403,855
4,318,745	SUNeVision Holdings, Ltd. (Hong Kong)	3,399,602
2,599,587	Swire Pacific, Ltd., Class B (Hong Kong)	4,404,280
319,076	TAG Immobilien AG (Germany)	5,564,347
513,400	Tosei Corp. (Japan)	5,334,199

		70,318,332

	Total Common Stocks (Cost $93,802,982)	103,990,746

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (concluded)

April 30, 2026 (Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 2.01%
	Non-U.S. Homebuilder - 2.01%
517,309	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, (Brazil) (b)	$2,241,902

	Total Preferred Stocks (Cost $2,531,727)	2,241,902

Short-Term Investments - 4.69%
5,244,270	Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.530% (c)	5,244,270

	Total Short-Term Investments (Cost $5,244,270)	5,244,270

	Total Investment Portfolio - 99.73% (Cost $101,578,979)	111,476,918
	Other Assets less Liabilities - 0.27%	305,906

	NET ASSETS - 100.00%	$111,782,824

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	Rate disclosed represents 30-day yield at April 30, 2026.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Assets:
Investments, at value (Notes 1 & 4):
Unaffiliated issuers†	$943,477,001	$197,024,347	$303,750,184	$111,476,918
Affiliated issuers‡	24,243,614	—	—	—
Cash	9,147,570	944,144	989,956	—
Purchased options, at value*	1,895,214	—	159	—
Foreign tax reclaims receivable	3,927,699	—	577,191	99,349
Dividends and interest receivables	3,610,776	96,539	742,420	630,941
Receivable for Fund shares sold	424,522	98,717	80,174	29,592
Other assets	28,860	26,279	19,505	18,455
Receivable for securities sold	—	2,828,634	—	—

Total assets	986,755,256	201,018,660	306,159,589	112,255,255

Liabilities:
Cash received from counterparty for collateral	2,340,000	—	—	—
Payable for Fund shares redeemed	1,112,941	84,795	187,688	11,301
Payable to Adviser (Note 3)	779,169	151,280	240,225	55,209
Payable for accounting and administration fees (Note 3)	55,614	13,512	18,204	15,809
Payable for transfer agent fees	37,348	13,679	16,352	10,873
Payable for reports to shareholders	27,067	12,699	10,047	3,717
Payable for auditing fees	19,080	17,285	18,312	21,161
Distribution fees payable (Note 5)	7,729	1,098	3,673	—
Payable for shareholder servicing fees (Note 3)	6,090	4,238	13,948	—
Payable to trustees and officers	1,560	692	3,032	200
Payable for securities purchased	—	—	—	340,421
Accrued expenses	27,055	6,369	14,333	13,740

Total liabilities	4,413,653	305,647	525,814	472,431

Commitments and contingencies (Notes 3 and 8)	—	—	—	N/A

Net assets	$982,341,603	$200,713,013	$305,633,775	$111,782,824

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$586,356,143	$118,107,641	$210,932,600	$104,589,424
Total distributable earnings	395,985,460	82,605,372	94,701,175	7,193,400

Net assets applicable to capital shares outstanding	$982,341,603	$200,713,013	$305,633,775	$111,782,824

Investor Class

Net assets	$37,214,284	$5,649,983	$17,867,979	N/A

Outstanding shares of beneficial interest, unlimited number of shares authorized	448,178	248,414	767,573	N/A

Net asset value, offering and redemption price per share	$83.03	$22.74	$23.28	N/A

Institutional Class

Net assets	$904,075,770	$192,265,062	$272,440,401	$76,864,153

Outstanding shares of beneficial interest, unlimited number of shares authorized	10,975,555	8,107,892	11,655,524	5,452,816

Net asset value, offering and redemption price per share	$82.37	$23.71	$23.37	$14.10

Z Class

Net assets	$41,051,549	$2,797,968	$15,325,395	$34,918,671

Outstanding shares of beneficial interest, unlimited number of shares authorized	498,580	117,286	657,762	2,397,394

Net asset value, offering and redemption price per share	$82.34	$23.86	$23.30	$14.57

† Cost of unaffiliated issuers	$637,256,909	$135,114,110	$222,734,562	$101,578,979
‡ Cost of affiliated issuer	$31,180,337	$—	$—	$—
* Cost of purchased options	$6,108,150	$—	$50,480	$—

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations

For the Six Months Ended April 30, 2026 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$9,555,583	$1,002,550	$2,473,623	$2,134,051
Interest - unaffiliated issuers	11,841	1,853	3,413	1,340

Total Investment Income	9,567,424	1,004,403	2,477,036	2,135,391

Expenses:
Investment advisory fees (Note 3)	4,085,076	816,793	1,545,811	380,122
Shareholder servicing fees (Note 3)	233,679	53,634	114,707	10,826
Transfer agent fees.	145,585	61,059	69,033	49,221
Accounting and administration fees (Note 3)	135,863	36,633	53,049	38,410
Custodian fees	96,051	8,721	19,155	12,032
Trustees’ and officers’ fees and expenses	95,559	19,436	41,745	8,600
Legal fees	56,994	12,737	26,046	4,892
Distribution fees (Note 5)	41,393	6,645	23,895	—
Reports to shareholders	31,057	17,238	22,456	12,009
Registration and filing fees	27,443	23,464	26,719	18,723
Auditing fees	22,309	20,697	21,721	22,394
Insurance	3,110	—	3,391	336
Miscellaneous	90,878	23,473	57,363	11,168

Total expenses	5,064,997	1,100,530	2,025,091	568,733

Fees recouped/(waived) (Note 3)	—	(41,112)	3,132	(144,911)

Net expenses	5,064,997	1,059,418	2,028,223	423,822

Net investment income/(loss)	4,502,427	(55,015)	448,813	1,711,569

Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers**	105,464,162	21,277,486	13,571,501	1,530,983
Net realized loss on purchased options	—	—	(45,130)	(579,050)
Net realized gain on written options	—	—	—	31,900
Net realized gain/(loss) on foreign currency transactions	(115,425)	—	14,040	(35,654)
Distributions of realized gains by underlying investment companies	—	166,972	—	—
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	49,390,518	12,915,972	(33,737,204)	(1,494,852)
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	11,543,243	—	—	—
Net change in unrealized appreciation/(depreciation) on purchased options	(4,212,936)	—	(23,496)	69,935
Net change in unrealized appreciation/(depreciation) on written options	—	—	—	(17,713)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	159,403	—	21,899	6,254

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Operations

For the Six Months Ended April 30, 2026 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Net gain/(loss) on investments, options, and foreign currency transactions	$162,228,965	$34,360,430	(20,198,390)	$(488,197)

Net increase/(decrease) in net assets resulting from operations	$166,731,392	$34,305,415	$(19,749,577)	$1,223,372

* Net of foreign withholding taxes on dividends	$377,502	$—	$98,522	$96,044

**

Net realized gain on investments - unaffiliated issuers includes the realized gains of $20,266,579, $3,443,037, and $12,721,663 for the Third Avenue Value Fund, the Third Avenue Small-Cap Value Fund and the Third Avenue Real Estate Value Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Funds for tax purposes (See Note 7).

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income/(loss)	$4,502,427	$17,230,589	$(55,015)	$473,340
Net realized gain	105,348,737	59,865,234	21,444,458	14,246,590
Net change in unrealized appreciation/(depreciation)	56,880,228	75,355,683	12,915,972	(6,494,112)

Net increase in net assets resulting from operations	166,731,392	152,451,506	34,305,415	8,225,818

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(1,905,849)	(2,083,183)	(191,749)	(605,452)
Institutional Class	(53,079,029)	(59,998,458)	(6,085,738)	(18,030,466)
Z Class	(2,165,111)	(642,726)	(81,481)	(172,984)

Decrease in net assets from dividends and distributions	(57,149,989)	(62,724,367)	(6,358,968)	(18,808,902)

Capital Share Transactions:
Proceeds from sale of shares	87,516,437	74,780,393	18,887,365	21,037,006
Net asset value of shares issued in reinvestment of dividends and distributions	55,085,379	60,392,841	6,176,897	18,339,510
Cost of shares redeemed	(89,535,519)	(138,014,026)	(20,222,298)	(43,908,748)

Net increase/(decrease) in net assets resulting from capital share transactions	53,066,297	(2,840,792)	4,841,964	(4,532,232)

Net increase/(decrease) in net assets	162,647,700	86,886,347	32,788,411	(15,115,316)
Net assets at beginning of period/year	819,693,903	732,807,556	167,924,602	183,039,918

Net assets at end of period/year	$982,341,603	$819,693,903	$200,713,013	$167,924,602

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Real Estate Value Fund		International Real Estate Value Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Year Ended October 31, 2025
Operations:
Net investment income	$448,813	$3,545,497	$1,711,569	$1,582,009
Net realized gain	13,540,411	31,381,572	948,179	2,721,557
Net change in unrealized appreciation/(depreciation)	(33,738,801)	16,161,070	(1,436,376)	5,415,321

Net increase/(decrease) in net assets resulting from operations	(19,749,577)	51,088,139	1,223,372	9,718,887

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(1,021,047)	(1,442,409)	—	—
Institutional Class	(17,752,196)	(17,483,513)	(917,605)	(686,776)
Z Class	(705,093)	(662,802)	(794,840)	(596,038)

Decrease in net assets from dividends and distributions	(19,478,336)	(19,588,724)	(1,712,445)	(1,282,814)

Capital Share Transactions:
Proceeds from sale of shares	44,876,163	88,395,559	42,099,280	13,183,815
Net asset value of shares issued in reinvestment of dividends and distributions	18,534,842	18,632,734	670,330	984,613
Cost of shares redeemed	(86,491,061)	(80,414,941)	(4,868,423)	(12,778,414)

Net increase/(decrease) in net assets resulting from capital share transactions	(23,080,056)	26,613,352	37,901,187	1,390,014

Net Increase (Decrease) in Net Assets
Net increase/(decrease) in net assets	(62,307,969)	58,112,767	37,412,114	9,826,087
Net assets at beginning of period/year	367,941,744	309,828,977	74,370,710	64,544,623

Net assets at end of period/year	$305,633,775	$367,941,744	$111,782,824	$74,370,710

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025		2024		2023		2022		2021
	(Unaudited)
Investor Class:
Net asset value, beginning of period/year	$73.73	$65.69		$58.38		$53.86		$53.43		$32.43

Income/(loss) from investment operations:
Net investment income@	0.30	1.35		1.61	±	1.81		1.88	^	0.61	‡
Net gain on investment transactions (both realized and unrealized)	13.93	12.19		8.26		5.66		0.28		20.60

Total from investment operations	14.23	13.54		9.87		7.47		2.16		21.21

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.59)	(1.42)		(1.22)		(1.47)		(0.40)		(0.21)
Distributions from net realized gain	(3.34)	(4.08)		(1.34)		(1.48)		(1.33)		—

Total dividends and distributions	(4.93)	(5.50)		(2.56)		(2.95)		(1.73)		(0.21)

Net asset value, end of period/year	$83.03	$73.73		$65.69		$58.38		$53.86		$53.43

Total return[1]	20.22%[2]	22.42%		17.19%		14.15%		4.35%		65.61%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$37,214	$27,040		$25,069		$18,765		$11,235		$9,735
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.36%[3]	1.38%		1.42%		1.47%		1.47%		1.47%
After fee waivers/expense offset arrangement[4]	1.36%[3,5]	1.38	%5,#	1.44	%6,†	1.45	%6,#	1.45	%7,#	1.45	%6,#
Ratio of net investment income to average net assets	0.78%[3]	2.10%		2.38	%±	2.94%		3.41	%^	1.19	%‡
Portfolio turnover rate	13%[2,8]	23%[8]		18%		16%		30%		18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.40%.

5

The Fund incurred ReFlow fees. For the six months ended April 30, 2026 and the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.35% and 1.37%, respectively.

6

The Fund incurred interest expense. For the years ended October 31, 2024, October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.39%, 1.40% and 1.40%, respectively.

7

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.

8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
±

Investment income per share reflects special dividends received during the period which amounted to $0.30 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.94%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.93%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.39%

†	The Adviser recovered a portion of its previously waived fees.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025		2024		2023		2022		2021
	(Unaudited)
Institutional Class:
Net asset value, beginning of period/year	$73.22	$65.30		$58.21		$53.79		$53.40		$32.40

Income/(loss) from investment operations:
Net investment income@	0.38	1.51		1.71	±	1.51		1.40	^	0.66	‡
Net gain on investment transactions (both realized and unrealized)	13.83	12.07		8.27		6.10		0.89		20.64

Total from investment operations	14.21	13.58		9.98		7.61		2.29		21.30

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.72)	(1.58)		(1.55)		(1.71)		(0.57)		(0.30)
Distributions from net realized gains	(3.34)	(4.08)		(1.34)		(1.48)		(1.33)		—

Total dividends and distributions	(5.06)	(5.66)		(2.89)		(3.19)		(1.90)		(0.30)

Net asset value, end of period/year	$82.37	$73.22		$65.30		$58.21		$53.79		$53.40

Total return[1]	20.37%[2]	22.70%		17.48%		14.45%		4.62%		66.02%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$904,076	$763,000		$699,813		$642,983		$583,136		$591,858
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.11%[3]	1.14%		1.17%		1.20%		1.22%		1.22%
After fee waivers/expense offset arrangement[4]	1.11%[3,5]	1.15	%5,†	1.19	%6,†	1.20	%6,†	1.20	%7,#	1.21	%6,#
Ratio of net investment income to average net assets	1.00%[3]	2.36%		2.54	%±	2.48%		2.62	%^	1.32	%‡
Portfolio turnover rate	13%[2,8]	23%[8]		18%		16%		30%		18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.15%.

5

The Fund incurred ReFlow fees. For the six months ended April 30, 2026 and the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.10% and 1.14%, respectively.

6

The Fund incurred interest expense. For the years ended October 31, 2024, October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%, 1.15% and 1.15%, respectively.

7

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.

8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
±

Investment income per share reflects special dividends received during the period which amounted to $0.30 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 2.10%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.14%.

‡

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.52%.

†	The Adviser recovered a portion of its previously waived fees.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025		2024		2023		2022		2021
	(Unaudited)
Z Class:
Net asset value, beginning of period/year	$73.23	$65.32		$58.23		$53.81		$53.41		$32.40

Income/(loss) from investment operations:
Net investment income@	0.42	1.83		1.83	‡	1.68		1.45	^	0.71	±
Net gain on investment transactions (both realized and unrealized)	13.81	11.82		8.21		5.98		0.90		20.64

Total from investment operations	14.23	13.65		10.04		7.66		2.35		21.35

Less dividends and distributions to shareholders:
Dividends from net investment income	(1.78)	(1.66)		(1.61)		(1.76)		(0.62)		(0.34)
Distributions from net realized gain	(3.34)	(4.08)		(1.34)		(1.48)		(1.33)		—

Total dividends and distributions	(5.12)	(5.74)		(2.95)		(3.24)		(1.95)		(0.34)

Net asset value, end of period/year	$82.34	$73.23		$65.32		$58.23		$53.81		$53.41

Total return[1]	20.41%[2]	22.82%		17.59%		14.56%		4.75%		66.19%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$41,052	$29,654		$7,925		$3,690		$2,179		$2,059
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.06%[3]	1.08%		1.11%		1.14%		1.16%		1.16%
After fee waivers/expense offset arrangement[4]	1.06%[3,5]	1.06	%5,#	1.08	%6,#	1.11	%6,#	1.11	%7,#	1.11	%6,#
Ratio of net investment income to average net assets	1.08%[3]	2.79%		2.70	%‡	2.75%		2.71	%^	1.42	%±
Portfolio turnover rate	13%[2,8]	23%[8]		18%		16%		30%		18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.05%.

5

The Fund incurred ReFlow fees. For the six months ended April 30, 2026 and the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.

6

The Fund incurred interest expense. For the years ended October 31, 2024, October 31, 2023 and October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.04%, 1.05% and 1.05%, respectively.

7

The Fund incurred interest and excise tax expenses. For the year ended October 31, 2022, if interest and excise tax expenses had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.

8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
‡

Investment income per share reflects special dividends received during the period which amounted to $0.30 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 2.26%.

^

Investment income per share reflects special dividends received during the period which amounted to $0.26 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.23%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.62%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Investor Class:
Net asset value, beginning of period/year	$19.56	$20.67	$19.34	$19.63	$21.11	$14.94

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.03)	0.01 ‡	0.05	0.04	(0.01)	(0.05)
Net gain on investment transactions (both realized and unrealized)	3.95	1.04	4.13	0.66	0.25	6.48

Total from investment operations	3.92	1.05	4.18	0.70	0.24	6.43

Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.06)	(0.06)	—	—	—
Distributions from net realized gain	(0.74)	(2.10)	(2.79)	(0.99)	(1.72)	(0.26)

Total dividends and distributions	(0.74)	(2.16)	(2.85)	(0.99)	(1.72)	(0.26)

Net asset value, end of period/year	$22.74	$19.56	$20.67	$19.34	$19.63	$21.11

Total return[1]	20.51%[2]	5.26%	23.19%	3.84%	1.23%	43.47%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$5,650	$5,142	$5,806	$3,191	$2,814	$3,222
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.47%[3]	1.48%	1.48%	1.50%	1.57%	1.52%
After fee waivers/expense offset arrangement4,#	1.41%[3,5]	1.41%[5]	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets	(0.28)%[3]	0.05%‡	0.23%	0.22%	(0.03)%	(0.24)%
Portfolio turnover rate	25%[2,6]	15%[6]	15%	21%	17%	20%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.40%.

5

The Fund incurred ReFlow fees. For the six months ended April 30, 2026 and the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.

6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.27)%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Institutional Class:
Net asset value, beginning of period/year	$20.38	$21.44	$19.97	$20.22	$21.66	$15.29

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.01)	0.06 ‡	0.11	0.10	0.04	0.02
Net gain on investment transactions (both realized and unrealized)	4.12	1.09	4.25	0.67	0.26	6.61

Total from investment operations	4.11	1.15	4.36	0.77	0.30	6.63

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.04)	(0.11)	(0.10)	(0.03)	(0.02)	—
Distributions from net realized gains	(0.74)	(2.10)	(2.79)	(0.99)	(1.72)	(0.26)

Total dividends and distributions	(0.78)	(2.21)	(2.89)	(1.02)	(1.74)	(0.26)

Net asset value, end of period/year	$23.71	$20.38	$21.44	$19.97	$20.22	$21.66

Total return[1]	20.65%[2]	5.57%	23.44%	4.11%	1.51%	43.79%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$192,265	$160,923	$175,811	$158,156	$164,493	$170,187
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.21%[3]	1.23%	1.22%	1.25%	1.25%	1.24%
After fee waivers/expense offset arrangement4,#	1.16%[3,5]	1.16%[5]	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	(0.05)%[3]	0.29%‡	0.52%	0.49%	0.22%	0.08%
Portfolio turnover rate	25%[2,6]	15%[6]	15%	21%	17%	20%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.15%.

5

The Fund incurred ReFlow fees. For the six months ended April 30, 2026 and the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.

6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (0.04)%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Z Class:
Net asset value, beginning of period/year	$20.50	$21.56	$20.06	$20.31	$21.75	$15.33

Income/(loss) from investment operations:
Net investment income@	0.00 **	0.06 ‡	0.12	0.12	0.06	0.03
Net gain on investment transactions (both realized and unrealized)	4.16	1.12	4.28	0.67	0.26	6.65

Total from investment operations	4.16	1.18	4.40	0.79	0.32	6.68

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.06)	(0.14)	(0.11)	(0.05)	(0.04)	—
Distributions from net realized gain	(0.74)	(2.10)	(2.79)	(0.99)	(1.72)	(0.26)

Total dividends and distributions	(0.80)	(2.24)	(2.90)	(1.04)	(1.76)	(0.26)

Net asset value, end of period/year	$23.86	$20.50	$21.56	$20.06	$20.31	$21.75

Total return[1]	20.78%[2]	5.65%	23.56%	4.21%	1.61%	44.00%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$2,798	$1,859	$1,423	$981	$672	$648
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.15%[3]	1.17%	1.15%	1.18%	1.19%	1.17%
After fee waivers/expense offset arrangement4,#	1.06%[3,5]	1.06%[5]	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.01%[3]	0.32%‡	0.59%	0.58%	0.30%	0.15%
Portfolio turnover rate	25%[2,6]	15%[6]	15%	21%	17%	20%

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.05%.

5

The Fund incurred ReFlow fees. For the six months ended April 30, 2026 and the year ended October 31, 2025, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.

6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
**	Amount less than $0.01.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.00%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Investor Class:
Net asset value, beginning of period/year	$26.00	$23.72	$17.82	$19.69	$28.57	$19.60

Income/(loss) from investment operations:
Net investment income@	0.00 **	0.20	0.06	0.13 ^	0.03 ‡	0.05 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.40)	3.55	6.94	(0.44)	(6.51)	9.07

Total from investment operations	(1.40)	3.75	7.00	(0.31)	(6.48)	9.12

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.22)	(0.13)	(0.24)	(0.11)	(0.08)	(0.15)
Distributions from net realized gain	(1.10)	(1.34)	(0.86)	(1.45)	(2.32)	—

Total dividends and distributions	(1.32)	(1.47)	(1.10)	(1.56)	(2.40)	(0.15)

Net asset value, end of period/year	$23.28	$26.00	$23.72	$17.82	$19.69	$28.57

Total return[1]	(5.67)%[2]	16.27%	40.23%	(2.09)%	(24.84)%	46.75%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$17,868	$20,240	$23,642	$17,903	$22,268	$36,975
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.44%[3]	1.42%	1.50%	1.45%	1.44%	1.43%
After fee waivers/expense offset arrangement4,#	1.42%[3,5]	1.41%[6]	1.41%[7]	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.03%[3]	0.84%	0.27%	0.65%^	0.12%‡	0.21%±
Portfolio turnover rate	9%[2,8]	16%[8]	5%	8%	12%	9%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.40%.

5	The Fund incurred ReFlow fees. For the six months ended April 30, 2026, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.
6

The Fund incurred tax expense and ReFlow fees. For the year ended October 31, 2025, if tax expense and ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.

7	The Fund incurred tax expense. For the year ended October 31, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.40%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.51%.

**	Amount less than $0.01.
‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.10%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.13%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,

			Year Ended October 31,
	2026		2025		2024		2023	2022	2021
	(Unaudited)
Institutional Class:
Net asset value, beginning of period/year	$26.15		$23.84		$17.91		$19.79	$28.71	$19.72

Income/(loss) from investment operations:
Net investment income@	0.03		0.27		0.12		0.18 ^	0.09 ‡	0.13 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.41)		3.57		6.96		(0.43)	(6.53)	9.09

Total from investment operations	(1.38)		3.84		7.08		(0.25)	(6.44)	9.22

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.30)		(0.19)		(0.29)		(0.18)	(0.16)	(0.23)
Distributions from net realized gains	(1.10)		(1.34)		(0.86)		(1.45)	(2.32)	—

Total dividends and distributions	(1.40)		(1.53)		(1.15)		(1.63)	(2.48)	(0.23)

Net asset value, end of period/year	$23.37		$26.15		$23.84		$17.91	$19.79	$28.71

Total return[1]	(5.59)%[2]		16.58%		40.56%		(1.82)%	(24.64)%	47.05%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$272,440		$335,008		$276,056		$231,769	$277,923	$434,586
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.17%[3]		1.17%		1.17%		1.19%	1.18%	1.16%
After fee waivers/expense offset arrangement[4]	1.17	%3,5,†	1.16	%6,#	1.16	%7,#	1.15%#	1.15%#	1.15%#
Ratio of net investment income to average net assets	0.28%[3]		1.08%		0.54%		0.91%^	0.37%‡	0.52%±
Portfolio turnover rate	9%[2,8]		16%[8]		5%		8%	12%	9%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.15%.

5	The Fund incurred ReFlow fees. For the six months ended April 30, 2026, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.
6

The Fund incurred tax expense and ReFlow fees. For the year ended October 31, 2025, if tax expense and ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.

7	The Fund incurred tax expense. For the year ended October 31, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.15%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.77%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.16%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.18%.

†	The Adviser recovered a portion of its previously waived fees.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,

		Year Ended October 31,
	2026	2025	2024	2023	2022	2021
	(Unaudited)
Z Class:
Net asset value, beginning of period/year	$26.08	$23.78	$17.88	$19.77	$28.68	$19.70

Income/(loss) from investment operations:
Net investment income@	0.03	0.30	0.14	0.20 ^	0.11 ‡	0.16 ±
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.39)	3.55	6.94	(0.43)	(6.51)	9.07

Total from investment operations	(1.36)	3.85	7.08	(0.23)	(6.40)	9.23

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.32)	(0.21)	(0.32)	(0.21)	(0.19)	(0.25)
Distributions from net realized gain	(1.10)	(1.34)	(0.86)	(1.45)	(2.32)	—

Total dividends and distributions	(1.42)	(1.55)	(1.18)	(1.66)	(2.51)	(0.25)

Net asset value, end of period/year	$23.30	$26.08	$23.78	$17.88	$19.77	$28.68

Total return[1]	(5.51)%[2]	16.69%	40.67%	(1.73)%	(24.55)%	47.21%
Ratios/Supplemental Data:
Net assets, end of period/year (in thousands)	$15,325	$12,694	$10,131	$8,041	$14,198	$31,033
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.10%[3]	1.10%	1.10%	1.11%	1.10%	1.08%
After fee waivers/expense offset arrangement4,#	1.07%[3,5]	1.06%[6]	1.06%[7]	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.28%[3]	1.21%	0.63%	1.04%^	0.45%‡	0.63%±
Portfolio turnover rate	9%[2,8]	16%[8]	5%	8%	12%	9%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to average net assets will not exceed 1.05%.

5	The Fund incurred ReFlow fees. For the six months ended April 30, 2026, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.
6

The Fund incurred tax expense and ReFlow fees. For the year ended October 31, 2025, if tax expense and ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.

7	The Fund incurred tax expense. For the year ended October 31, 2024, if tax expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.05%.
8	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind transactions.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.90%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.23%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.29%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	For the Six Months Ended April 30,					Period from January 1, 2021 through October 31,		Year Ended December 31,

		Year Ended October 31,
	2026	2025	2024	2023	2022	2021*		2020
	(Unaudited)
Institutional Class:
Net asset value, beginning of year/period	$14.10	$12.33	$10.58	$10.56	$13.70	$11.93		$11.80

Income/(loss) from investment operations:
Net investment income@	0.28	0.32	0.25	0.42 ^	0.22 ‡	0.16	+	0.12
Net gain/(loss) on investment transactions (both realized and unrealized)	0.04	1.72	1.82	(0.18)	(3.05)	1.61		0.46 [1]

Total from investment operations	0.32	2.04	2.07	0.24	(2.83)	1.77		0.58

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.32)	(0.27)	(0.32)	(0.22)	(0.31)	—		(0.45)
Distributions from net realized gain	—	—	—	—	—	—		—

Total dividends and distributions	(0.32)	(0.27)	(0.32)	(0.22)	(0.31)	—		(0.45)

Net asset value, end of year/period	$14.10	$14.10	$12.33	$10.58	$10.56	$13.70		$11.93

Total return[2]	2.32%[3]	16.99%	19.76%	2.12%	(21.14)%	14.84%[3]		4.89%
Ratios/Supplemental Data:
Net assets, end of year/period (in thousands)	$76,864	$39,162	$35,865	$29,045	$12,074	$13,466		$10,672
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.36%[4]	1.51%	1.53%	1.72%	1.59%	2.08%[4]		1.69%[5]
After fee waivers/expense offset arrangement6, #	1.00%[4,7]	1.00%	1.00%	1.00%	1.00%	1.00%[4]		1.03%[8]
Ratio of net investment income to average net assets	4.01%[4]	2.51%	2.02%	3.68%^	1.79%‡	1.44	%4,+	1.17%
Portfolio turnover rate	13%[3]	54%	19%	10%	29%	35%[3]		47%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.66% for the year ended December 31, 2020.
6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, dividend and interest expense on short sales and extraordinary expenses) to average net assets will not exceed 1.00%.

7	The Fund incurred ReFlow fees. For the six months ended April 30, 2026, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.00%.
8	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% for the year ended December 31, 2020.
*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.55%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.16%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	For the Six Months Ended April 30,					Period from January 1, 2021 through October 31,		Year Ended December 31,

		Year Ended October 31,
	2026	2025	2024	2023	2022	2021*		2020
	(Unaudited)
Z Class:
Net asset value, beginning of year/period	$14.57	$12.72	$10.93	$10.91	$14.15	$12.32		$11.93

Income/(loss) from investment operations:
Net investment income@	0.30	0.33	0.25	0.39 ^	0.23 ‡	0.16	+	0.13
Net gain/(loss) on investment transactions (both realized and unrealized)	0.03	1.78	1.89	(0.14)	(3.16)	1.67		0.46

Total from investment operations	0.33	2.11	2.14	0.25	(2.93)	1.83		0.59

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.33)	(0.26)	(0.35)	(0.23)	(0.31)	—		(0.20)
Distributions from net realized gain	—	—	—	—	—	—		—

Total dividends and distributions	(0.33)	(0.26)	(0.35)	(0.23)	(0.31)	—		(0.20)

Net asset value, end of year/period	$14.57	$14.57	$12.72	$10.93	$10.91	$14.15		$12.32

Total return[1]	2.31%[2]	17.04%	19.70%	2.12%	(21.17)%	14.85%[2]		4.98%
Ratios/Supplemental Data:
Net assets, end of year/period (in thousands)	$34,919	$35,209	$28,679	$26,527	$27,303	$35,209		$28,709
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.32%[3]	1.45%	1.47%	1.64%	1.52%	2.07%[3]		1.59%[4]
After fee waivers/expense offset arrangement5, #	1.00%[3,6]	1.00%	1.00%	1.00%	1.00%	1.00%[3]		1.03%[7]
Ratio of net investment income to average net assets	4.11%[3]	2.50%	2.00%	3.30%^	1.80%‡	1.47	%3,+	1.17%
Portfolio turnover rate	13%[2]	54%	19%	10%	29%	35%[2]		47%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each year/period) and ratios are as follows:

1

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

2	Not annualized.
3	Annualized.
4	Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.56% for the year ended December 31, 2020.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, dividend and interest expense on short sales and extraordinary expenses) to average net assets will not exceed 1.00%.

6	The Fund incurred ReFlow fees. For the six months ended April 30, 2026, if ReFlow fees had not been incurred, the ratio of operating expenses to average net assets would have been 1.00%.
7	Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00% for the year ended December 31, 2020.
*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
^

Investment income per share reflects a special dividend received during the period which amounted to $0.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.17%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

+

Investment income per share reflects special dividends received during the year which amounted to $0.03 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.19%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). The Funds offer separate classes of shares, Institutional, Investor and Z Class. As of April 30, 2026, Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940 as amended, (the “1940 Act”)). Third Avenue International Real Estate Value Fund is non-diversified (within the meaning of Section 5(b)(2) of the 1940 Act). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

of companies in the Russell 2000® Index or the S&P® Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Real Estate Value Fund seeks to achieve its long-term capital growth and current income objective primarily through investment in international public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferred securities, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1 billion). The composition of the portfolio does not seek to mimic equity REIT indices. The Fund’s investment strategy also considers the impact that real estate companies have on the environment and other sustainability considerations when making investment decisions for the Fund’s investment portfolio. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of shares of REITs and securities issued by other companies principally engaged in the real estate industry. Equity

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

The following is a Summary by Level of Inputs used to value the Funds’ investments as of April 30, 2026:

Third Avenue Value Fund

Assets	Total Value at 4/30/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$93,322,652	$24,552,303	$68,770,349	$—
Banks	53,532,508	—	53,532,508	—
Brokerages & Exchanges	10,863,460	10,863,460	—	—
Building Products	94,731,491	42,671,964	52,059,527	—
Capital Equipment	56,740,036	—	56,740,036	—
Commercial Services	21,794,841	21,794,841	—	—
Consumer Products	14,444,037	—	14,444,037	—
Diversified Holding Companies	84,530,640	23,281,059	61,249,581	—
Energy - Refining & Marketing	40,063,593	40,063,593	—	—
Insurance	22,395,654	22,395,654	—	—
Materials/Diversified Chemicals	22,191,656	8,911,309	13,280,347	—
Media	24,243,614	24,243,614	—	—
Metals & Mining	90,707,018	90,707,018	—	—
Non-U.S. Real Estate Operating Companies	18,469,603	—	18,469,603	—
Oil & Gas Production & Services	169,650,229	103,227,521	66,422,708	—
Transportation & Logistics	68,562,562	29,211,874	39,350,688	—

Total Common Stocks	886,243,594	441,924,210	444,319,384	—

Short-Term Investments:	81,477,021	81,477,021	—	—

Total Short-Term Investments	81,477,021	81,477,021	—	—

Purchased Options:	1,895,214	—	1,895,214	—

Total Purchased Options	1,895,214	—	1,895,214	—

Total Value of Investments	$969,615,829	$523,401,231	$446,214,598	$—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Third Avenue Small-Cap Value Fund

Assets	Total Value at 4/30/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$5,000,320	$5,000,320	$—	$—
Banks & Thrifts	30,128,093	30,128,093	—	—
Building Products	7,441,112	7,441,112	—	—
Commercial Services	3,768,801	3,768,801	—	—
Consulting & Information Technology Services	10,317,972	10,317,972	—	—
Consumer Discretionary	7,190,527	7,190,527	—	—
Energy - Refining & Marketing	5,682,328	5,682,328	—	—
Financials	10,716,729	10,716,729	—	—
Healthcare	19,361,858	19,361,858	—	—
Home Building	7,292,098	7,292,098	—	—
Industrial Equipment	5,941,534	5,941,534	—	—
Industrial Services	11,595,905	11,595,905	—	—
Information Technology	3,394,790	3,394,790	—	—
Insurance & Reinsurance	17,533,350	17,533,350	—	—
Materials/Diversified Chemicals	9,105,259	9,105,259	—	—
Metals Manufacturing	5,075,065	5,075,065	—	—
Oil & Gas Production & Services	14,226,283	14,226,283	—	—
Real Estate Services	1,419,140	1,419,140	—	—
U.S. Real Estate Operating Companies	7,045,702	7,045,702	—	—

Total Common Stocks	182,236,866	182,236,866	—	—

Closed-End Funds:
Financials	5,421,489	5,421,489	—	—

Total Closed-End Funds	5,421,489	5,421,489	—	—

Short-Term Investments:	9,365,992	9,365,992	—	—

Total Short-Term Investments	9,365,992	9,365,992	—	—

Total Value of Investments	$197,024,347	$197,024,347	$—	$—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Third Avenue Real Estate Value Fund

Assets	Total Value at 4/30/26		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$37,231,150		$37,231,150	$—	$—
Forest Products & Paper	3,731,944		3,731,944	—	—
Hospitality	7,528,475		—	7,528,475	—
Industrial Distribution	6,317,676		6,317,676	—	—
Industrial Services	12,680,437		12,680,437	—	—
Non-U.S. Homebuilder	9,426,644		—	9,426,644	—
Non-U.S. Real Estate Consulting/Management	15,056,409		15,056,409	—	—
Non-U.S. Real Estate Investment Trusts	24,892,296		10,928,247	13,964,049	—
Non-U.S. Real Estate Operating Companies	48,284,502		29,951,935	18,332,567	—
U.S. Homebuilder	40,407,621		40,407,621	—	—
U.S. Real Estate Investment Trusts	38,241,307		38,241,307	—	—
U.S. Real Estate Operating Companies	19,592,609		19,592,609	—	—	*

Total Common Stocks	263,391,070		214,139,335	49,251,735	—	*

Preferred Stocks:
Mortgage Finance	31,069,816		31,069,816	—	—

Total Preferred Stocks	31,069,816		31,069,816	—	—

Short-Term Investments:	9,289,298		9,289,298	—	—

Total Short-Term Investments	9,289,298		9,289,298	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	*	—	—	—	*

Total Term Loans	—	*	—	—	—	*

Purchased Options:	159		—	159	—

Total Purchased Options	159		—	159	—

Total Value of Investments	$303,750,343		$254,498,449	$49,251,894	$—	*

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Third Avenue International Real Estate Value Fund

Assets	Total Value at 4/30/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Non-U.S. Homebuilder	$5,872,018	$5,872,018	$—	$—
Non-U.S. Real Estate Consulting/Management	3,401,600	3,401,600	—	—
Non-U.S. Real Estate Investment Trusts	24,398,796	8,024,082	16,374,714	—
Non-U.S. Real Estate Operating Companies	70,318,332	33,800,630	36,517,702	—

Total Common Stocks	103,990,746	51,098,330	52,892,416	—

Preferred Stocks:
Non-U.S. Homebuilder	2,241,902	2,241,902	—	—

Total Preferred Stocks	2,241,902	2,241,902	—	—

Short-Term Investments:	5,244,270	5,244,270	—	—

Total Short-Term Investments	5,244,270	5,244,270	—	—

Total Value of Investments	$111,476,918	$58,584,502	$52,892,416	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

For the period ended April 30, 2026, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Fair Value at
Third Avenue Real Estate Value Fund	04/30/26
Other (a)	$—	*

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income and capital gain distributions from underlying investment companies are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statements of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statements of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities.

For the six months ended April 30, 2026, Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 964 and cost of $0 with respect to PIK securities. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Fund did not receive any in-kind payments with respect to PIK securities for the six months ended April 30, 2026. Any in-kind payments with respect to PIK securities are included in interest income on the Statements of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

lending rate offered by one or more major European banks, such as the Euro Interbank Offered Rate (“Euribor”), the Secured Overnight Financing Rate (“SOFR”), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2026.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2026, Third Avenue Value Fund used purchased put options for hedging purposes, Third Avenue Real Estate Value Fund used purchased call options for hedging purposes, and Third Avenue International Real Estate Value Fund used purchased put and written put options for hedging purposes.

Summary of derivatives information:

The following table presents the value of derivatives held as of April 30, 2026, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Third Avenue Value Fund

Derivative Contract	Statements of Assets and Liabilities Location

Assets:

Equity contracts	Purchased options, at value	$1,895,214

Total		$1,895,214

Third Avenue Real Estate Value Fund

Derivative Contract	Statements of Assets and Liabilities Location

Assets:

Foreign currency contracts	Purchased options, at value	$159

Total		$159

The following tables present the effect of derivatives on the Statements of Operations during the six months ended April 30, 2026, by primary risk exposure:

Third Avenue Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Derivative Contract	Purchased Options

Equity contracts	$(4,212,936)(a)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Third Avenue Real Estate Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

Derivative Contract	Purchased Options

Foreign currency contracts	$(23,496)(a)

Amount of Realized Loss on Derivatives Recognized in Income

Derivative Contract	Purchased Options

Foreign currency contracts	$(45,130)(b)

Third Avenue International Real Estate Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income

Derivative Contract	Purchased Options	Written Options	Total
Equity contracts	$69,935(a)	$(17,713)(c)	$52,222

	Amount of Realized Loss on Derivatives Recognized in Income

Derivative Contract	Purchased Options	Written Options	Total
Equity contracts	$(579,050)(b)	$31,900(d)	$(547,150)

(a)	Included in “Net change in unrealized appreciation/(depreciation) on purchased options”.
(b)	Included in “Net realized loss on purchased options”.
(c)	Included in “Net change in unrealized appreciation/(depreciation) on written options”.
(d)	Included in “Net realized gain on written options”.

Derivatives volume:

The table below discloses the volume of the Funds’ options activities during the six months ended April 30, 2026 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the “Summary of derivatives information” for derivative-related gains and losses associated with monthly volume activity (measured at each month-end).

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

	Third Avenue Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
OTC Equity Options:
Average Number of Contracts - Purchased Options	461	—	979
Average Number of Contracts - Written Options	—	—	(621)
Average Notional - Purchased Options	$33,109,693	$—	$6,157,643
Average Notional - Written Options	$—	$—	$(2,688,714)
Foreign Currency Options:
Average Notional - Purchased Options	$—	$46,714,286	$—

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of The Bank of New York Mellon (“BNY”) serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

Tidal ETF Services LLC (“Tidal”) provides a Principal Financial Officer and a Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust.

Segment Reporting:

In accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment. The Chief Operating Decision Maker (“CODM”) is

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

the Adviser’s Management Committee and the PEO and PFO of the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

Accounting Pronouncement:

On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management has reviewed the impact of ASU 2023-09 and concluded there is no material impact on each Fund’s financial statements.

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments and in-kind transactions, from unaffiliated and affiliated issuers (an affiliated person as defined in the 1940 Act, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the six months ended April 30, 2026 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Unaffiliated	$107,084,965	$130,710,565
Third Avenue Small-Cap Value Fund
Unaffiliated	$42,511,351	$43,754,512
Third Avenue Real Estate Value Fund
Unaffiliated	$29,926,687	$37,425,836
Third Avenue International Real Estate Value Fund
Unaffiliated	$47,706,530	$10,861,576

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Fund	Annual Management (Advisory) Fees
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Real Estate Value Fund	0.90%

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, and certain miscellaneous expenses. The Z Class of each Fund does not pay service fees due to third parties.

The following were amounts payable to the Adviser at April 30, 2026:

				International
		Small-Cap	Real Estate	Real Estate
	Value Fund	Value Fund	Value Fund	Value Fund
Advisory Fees	$719,072	$139,037	$217,907	$53,624
Reimbursement for shareholder servicing fees	60,097	12,243	22,318	1,585

Total	$779,169	$151,280	$240,225	$55,209

Until March 1, 2027 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest expenses, expenses of utilizing any redemption liquidity or management programs, brokerage commissions, acquired fund fees and expenses, dividend and interest expense on short sales and extraordinary expenses, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The table below reflects the expense limitations in effect during the six months ended April 30, 2026:

	Investor	Institutional		Termination Date
	Class	Class	Z Class
Third Avenue Value Fund	1.40%	1.15%	1.05%	March 1, 2027
Third Avenue Small-Cap Value Fund	1.40%	1.15%	1.05%	March 1, 2027
Third Avenue Real Estate Value Fund	1.40%	1.15%	1.05%	March 1, 2027
Third Avenue International Real Estate Value Fund	N/A	1.00%	1.00%	March 1, 2027

The waived fees and reimbursed expenses for all Funds, except for the Third Avenue International Real Estate Value Fund, may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture. The Adviser was paid $3,132 in previously waived fees during the six months April 30, 2026 from the Third Avenue Real Estate Value Fund. No previously waived fees were paid to the Adviser from the Third Avenue Value Fund or the Third Avenue Small-Cap Value Fund during the six months April 30, 2026. Below are the amounts of potential recovery by the Adviser as of April 30, 2026:

	Fees Waived/Expenses Reimbursed through
	Fiscal Periods Ending
	October 31, 2023	October 31, 2024	October 31, 2025	April 30, 2026
	Subject to Repayment through
Fund	October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029
Third Avenue Small-Cap Value Fund	$87,168	$127,454	$122,906	$41,112
Third Avenue Real Estate Value Fund	5,093	39,802	34,830	—

As of April 30, 2026, there were no previously waived fees eligible to be paid to the Adviser for the Third Avenue Value Fund.

The Funds have not recorded a commitment or contingent liability at April 30, 2026.

BNY serves as administrator and provides certain custodial services for the Trust. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimums, and out of pocket expenses.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide record keeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

in the Statements of Operations, and pertain to the Investor and Institutional share classes only. For the six months ended April 30, 2026, such fees amounted to $233,679 for Third Avenue Value Fund, $53,634 for Third Avenue Small-Cap Value Fund, $114,707 for Third Avenue Real Estate Value Fund and $10,826 for Third Avenue International Real Estate Value Fund.

4. RELATED PARTY TRANSACTIONS

Investment in affiliates:

Any transactions in securities of affiliated issuers are executed at fair value under the same terms as an arm’s length transaction.

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2026 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Apr. 30, 2026	Value at Oct. 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Apr. 30, 2026	Investment Income
S4 Capital PLC	41,051,524	$12,700,371	$—	$—	$—	$11,543,243	$24,243,614	$—

Total Affiliates		$12,700,371	$—	$—	$—	$11,543,243	$24,243,614	$—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

5. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class, Third Avenue Real Estate Value Fund Investor Class and Third Avenue International Real Estate Value Fund Investor Class, each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules. As of April 30, 2026 Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations.

For the six months ended April 30, 2026, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$41,393
Third Avenue Small-Cap Value Fund	6,645
Third Avenue Real Estate Value Fund	23,895

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	129,105	$10,143,787	99,185	$6,786,010
Shares issued upon reinvestment of dividends and distributions	25,918	1,892,031	34,101	2,069,262
Shares redeemed	(73,586)	(5,732,148)	(148,170)	(9,178,979)

Net increase/(decrease) in shares	81,437	$6,303,670	(14,884)	$(323,707)

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	523,663	$40,734,971	362,203	$23,102,711
Shares issued upon reinvestment of dividends and distributions	706,646	51,118,740	959,986	57,733,559
Shares redeemed	(675,355)	(52,158,574)	(1,618,300)	(99,852,251)

Net increase/(decrease) in shares	554,954	$39,695,137	(296,111)	$(19,015,981)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	479,313	$36,637,679	723,342	$44,891,672
Shares issued upon reinvestment of dividends and distributions	28,694	2,074,608	9,819	590,020
Shares redeemed	(414,397)	(31,644,797)	(449,524)	(28,982,796)

Net increase in shares	93,610	$7,067,490	283,637	$16,498,896

Third Avenue Small-Cap Value Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	49,505	$1,049,166	52,074	$975,996
Shares issued upon reinvestment of dividends and distributions	9,312	188,104	31,435	605,436
Shares redeemed	(73,250)	(1,549,336)	(101,628)	(1,876,861)

Net decrease in shares	(14,433)	$(312,066)	(18,119)	$(295,429)

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	463,409	$10,254,095	414,729	$8,267,112
Shares issued upon reinvestment of dividends and distributions	281,421	5,921,099	878,887	17,595,318
Shares redeemed	(533,068)	(11,595,821)	(1,596,583)	(30,510,422)

Net increase/(decrease) in shares	211,762	$4,579,373	(302,967)	$(4,647,992)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	347,175	$7,584,104	628,484	$11,793,898
Shares issued upon reinvestment of dividends and distributions	3,199	67,694	6,893	138,756
Shares redeemed	(323,786)	(7,077,141)	(610,676)	(11,521,465)

Net increase in shares	26,588	$574,657	24,701	$411,189

Third Avenue Real Estate Value Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	70,170	$1,715,772	86,372	$2,142,730
Shares issued upon reinvestment of dividends and distributions	40,702	1,007,781	58,748	1,421,704
Shares redeemed	(121,626)	(2,948,588)	(363,413)	(9,089,432)

Net decrease in shares	(10,754)	$(225,035)	(218,293)	$(5,524,998)

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	617,036	$15,211,730	2,661,200	$65,718,043
Shares issued upon reinvestment of dividends and distributions	681,800	16,929,092	686,449	16,673,833
Shares redeemed	(2,453,570)	(59,155,567)	(2,115,114)	(51,668,305)

Net increase/(decrease) in shares	(1,154,734)	$(27,014,745)	1,232,535	$30,723,571

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	1,171,185	$27,948,661	835,968	$20,534,786
Shares issued upon reinvestment of dividends and distributions	24,170	597,969	22,198	537,197
Shares redeemed	(1,024,308)	(24,386,906)	(797,425)	(19,657,204)

Net increase in shares	171,047	$4,159,724	60,741	$1,414,779

Third Avenue International Real Estate Value Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	2,853,993	$40,715,284	825,400	$11,140,657
Shares issued upon reinvestment of dividends and distributions	46,858	642,899	39,022	457,341
Shares redeemed	(224,881)	(3,217,443)	(997,424)	(12,229,713)

Net increase/(decrease) in shares	2,675,970	$38,140,740	(133,002)	$(631,715)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Year Ended October 31, 2025
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	93,826	$1,383,996	159,384	$2,043,158
Shares issued upon reinvestment of dividends and distributions	1,936	27,431	43,540	527,272
Shares redeemed	(114,866)	(1,650,980)	(41,517)	(548,701)

Net increase/(decrease) in shares	(19,104)	$(239,553)	161,407	$2,021,729

As of April 30, 2026, two shareholders in the Third Avenue International Real Estate Value Fund held 27% and 12% of the total outstanding shares of the Fund. Redemptions by these shareholders may have a material impact on the Fund.

7. REFLOW LIQUIDITY PROGRAM

The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow then generally redeems those shares (in cash or in-kind) when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at the funds’ or ReFlow’s discretion. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended April 30, 2026, the following Funds utilized ReFlow. The shares ReFlow subscribed to, proceeds from redemptions-in-kind, and the fees incurred were as follows:

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund

Shares ReFlow Subscribed to	391,899	316,125	1,004,983	71,132

Redemptions in-kind	$27,063,328	$5,327,966	$22,624,770	$—

ReFlow Fees(a)	$48,814	$10,300	$35,965	$1,464

(a)	Included in “Miscellaneous” expenses on the Statements of Operations.

8. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

9. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields.The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:

The Funds’ cash balances are held at major regional U.S. bank, The Bank of New York Mellon. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Focused investing risk:

Although Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are each a diversified investment company under the 1940 Act, each of these Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. A Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the 1940 Act, so long as any such discrepancy existing immediately after the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, a Fund from time to time may have an investment portfolio that is considered “non-diversified” by the 1940 Act despite its classification as a diversified investment company.

The Third Avenue International Real Estate Value Fund is a non-diversified investment company under the 1940 Act. As such, the Fund’s investments will normally be more focused than a diversified fund and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.

Environmental, Social and Governance (“ESG”) strategy risk:

The Third Avenue International Real Estate Value Fund’s investment strategy takes into account the impact that real estate companies have on the environment and other sustainability considerations. The use of this ESG framework could cause the Third Avenue International Real Estate Value Fund to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in this Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2026, the Funds had counterparty concentration of credit risk primarily with JPMorgan Chase Bank, N.A and Goldman Sachs & Co.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Third Avenue Value Fund

At April 30, 2026, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$1,895,214	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,895,214	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$1,895,214	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2026:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$1,895,214	$—	$—	$(1,895,214)	$—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

Third Avenue Real Estate Value Fund

At April 30, 2026, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$159	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	159	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$159	$—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2026:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

JPMorgan Chase Bank, N.A.	$159	$—	$—	$—	$159

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.
3	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

10. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. These temporary differences are primarily due to investment partnership basis adjustments, passive foreign investment companies (“PFICs”), marked to market, capital loss carryforwards, and losses deferred due to wash sales. Permanent differences are primarily due to the utilization of equalization debits, investment partnership basis adjustments, redemptions-in-kind transactions, non-deductible expenses, reclassification of certain

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

transactions involving foreign securities, foreign currencies and derivatives, real estate investment trusts (“REITs”), distribution reclassifications and other book to tax adjustments.

The tax character of dividends and distributions paid during the year ended October 31, 2025 was as follows:

	Ordinary Income	Net Capital Gains	Total
Third Avenue Value Fund	$17,495,900	$45,228,467	$62,724,367
Third Avenue Small-Cap Value Fund	1,600,764	17,208,138	18,808,902
Third Avenue Real Estate Value Fund	1,456,768	18,131,956	19,588,724
Third Avenue International Real Estate Value Fund	1,282,814	—	1,282,814

At October 31, 2025, the accumulated undistributed earnings on a tax basis were:

	Undistributed Ordinary Income	Net Capital Gains	Net Capital Losses
Third Avenue Value Fund	$18,283,935	$37,735,346	$(406,354)
Third Avenue Small-Cap Value Fund	293,437	5,746,129	—
Third Avenue Real Estate Value Fund	3,225,242	16,004,606	—
Third Avenue International Real Estate Value Fund	1,414,164	—	(5,052,244)

The book and tax unrealized appreciation/depreciation calculation differs. The difference is primarily attributable to cumulative timing differences related to investment partnership basis adjustments, PFICs marked to market, capital loss carryforwards, deferred losses on wash sales and other timing differences.

As of October 31, 2025, Third Avenue Value Fund has capital loss carryforwards limitation not utilized of $406,354

As of October 31, 2025, Third Avenue International Real Estate Value Fund has short-term and long-term capital loss carryforwards of $516,831 and $4,535,413, respectively.

Although there is no expiration date on the use of these carryforwards, there may be certain limitations on their use.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

The U.S. federal income tax basis of the Funds’ investments and the total unrealized appreciation/depreciation as of April 30, 2026 were as follows:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
Gross Unrealized Appreciation	$330,129,075	$69,607,271	$112,689,762	$15,527,368
Gross Unrealized Depreciation	(35,036,821)	(7,697,034)	(31,588,708)	(5,618,640)

Net Unrealized Appreciation	$295,092,254	$61,910,237	$81,101,054	$9,908,728

Tax cost	$674,523,575	$135,114,110	$222,649,289	$101,568,190

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Third Avenue Trust

Other Information

(Unaudited)

FORM N-CSR ITEM 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

FORM N-CSR ITEM 9 – Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

FORM N-CSR ITEM 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to Trustees, Officers and Others is disclosed within the Statement of Operations in the Semi-Annual Financials and Additional Information.

FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations of the Continuation of the Investment Advisory Agreement with Third Avenue Management LLC for the Third Avenue Trust

At an in-person meeting held on December 2, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Third Avenue Trust (“TAT” or the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreements between Third Avenue Management LLC (“Third Avenue” or the “Adviser”) and the Trust (the “Agreements”) on behalf of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (together, the “Third Avenue Funds”). At the Meeting, the Board considered the continuation of the Agreements for an additional one-year period.

In determining whether to approve the Agreements, the Trustees, including the Independent Trustees, considered information provided by Third Avenue in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Third Avenue 15(c) Response”) regarding (i) the services performed by Third Avenue for the Third Avenue Funds, (ii) the composition and qualifications of Third Avenue’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Third Avenue Funds, (iv) investment performance, (v) the financial condition of Third Avenue, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Third Avenue Funds and other clients, (viii) results of any independent

Third Avenue Trust

Other Information (continued)

(Unaudited)

audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Third Avenue’s ability to service the Third Avenue Funds, and (x) compliance with the Third Avenue Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Third Avenue 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Third Avenue Funds; compliance with the Third Avenue Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from Third Avenue invited to participate in the Meeting regarding Third Avenue’s history, performance, investment strategy, and compliance program. Representatives of Third Avenue responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Third Avenue Funds and Third Avenue, as provided by the terms of the Agreements, including the advisory fees under the Agreements, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Third Avenue 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Third Avenue are appropriate and consistent with the terms of the Agreements, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Third Avenue Funds are likely to benefit from the provision of those services, (iv) Third Avenue has sufficient personnel, with the appropriate skills and experience, to serve the Third Avenue Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Third Avenue Funds is likely to continue under the Agreements.

The Trustees considered the investment performance for the Third Avenue Funds and Third Avenue. The Trustees reviewed historical performance charts which showed the performance of the Third Avenue Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025, as applicable. The Trustees considered the short-term and long-term performance of the Third Avenue Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Third Avenue Value Fund. The Trustees noted that the Third Avenue Value Fund’s Institutional Class shares outperformed each of the MSCI World Index, MSCI World Value Index and Refinitiv Global Small-/Mid-Cap Funds Classification for the year-to-date and five-year periods ended September 30,

Third Avenue Trust

Other Information (continued)

(Unaudited)

2025, and also outperformed each of the MSCI World Value Index and Refinitiv Global Small-/Mid-Cap Funds Classification for the one-year, three-year and ten-year periods ended September 30, 2025. They further noted that the Third Avenue Value Fund’s Institutional Class shares underperformed the MSCI World Index for the one-year, three-year and ten-year periods ended September 30, 2025.

Third Avenue Small-Cap Value Fund. The Trustees noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed each of the MSCI USA Small Cap Value Index and Refinitiv Small-Cap Core Funds Classification for the year-to-date, three-year and five-year periods ended September 30, 2025, and underperformed each for the one-year period ended September 30, 2025. They further noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed the Refinitiv Small-Cap Core Funds Classification and underperformed the MSCI USA Small Cap Value Index for the ten-year period ended September 30, 2025.

Third Avenue Real Estate Value Fund. The Trustees noted that the Third Avenue Real Estate Value Fund’s Institutional Class shares outperformed each of the MSCI ACWI IMI Core Real Estate Index and Refinitiv Global Real Estate Funds Classification for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.

Third Avenue International Real Estate Value Fund. The Trustees noted that the Third Avenue International Real Estate Value Fund’s Institutional Class shares outperformed each of the MSCI ACWI Ex US IMI Core Real Estate Index and Refinitiv International Real Estate Funds Classification for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.

The Trustees concluded that the performance of each of the Third Avenue Funds was within an acceptable range of performance relative to its respective benchmark index and other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Third Avenue had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Third Avenue Funds and any other ancillary benefit resulting from Third Avenue’s relationship with the Third Avenue Funds.

The Trustees also reviewed information regarding the fees Third Avenue charges to certain other clients and evaluated explanations provided by Third Avenue as to differences in fees charged to the Third Avenue Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Third Avenue Funds versus those funds in the Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Third Avenue are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Third Avenue.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Third Avenue Trust

Other Information (continued)

(Unaudited)

Third Avenue Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Value Fund’s Institutional Class shares were higher than, and lower than, respectively, the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Value Fund’s Peer Group.

Third Avenue Small-Cap Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Small-Cap Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Small- Cap Value Fund’s Peer Group.

Third Avenue Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Real Estate Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Real Estate Value Fund’s Peer Group.

Third Avenue International Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue International Real Estate Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue International Real Estate Value Fund’s Peer Group.

The Trustees considered the costs of the services provided by Third Avenue, the compensation and benefits received by Third Avenue in providing services to the Third Avenue Funds, the profitability and certain additional information related to the financial condition of Third Avenue. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Third Avenue.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Third Avenue Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Third Avenue Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Third Avenue Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Third Avenue has contractually agreed to waive fees and/or reimburse certain expenses of the Third Avenue Funds for the benefit of shareholders. At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling but made their determination in light of all the circumstances.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

Christine S. Catanzaro — Treasurer, Chief Financial Officer

T. Richard Keyes — Vice President

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

John J. Canning — Chief Compliance Officer, Anti-Money Laundering Officer

ADMINISTRATOR

The Bank of New York Mellon

103 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

118 Flanders Road

Westborough, MA 01581

(800) 443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

6 Grand Central at 666 Third Avenue, Suite 1040

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103

CUSTODIAN

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

	Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40 Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	6 Grand Central at 666 Third Avenue,	212.906.1160

/third-ave-management	Suite 1040, New York, NY 10017	clientservice@thirdave.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on December 2, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Third Avenue Trust (“TAT” or the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreements between Third Avenue Management LLC (“Third Avenue” or the “Adviser”) and the Trust (the “Agreements”) on behalf of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (together, the “Third Avenue Funds”). At the Meeting, the Board considered the continuation of the Agreements for an additional one-year period.

In determining whether to approve the Agreements, the Trustees, including the Independent Trustees, considered information provided by Third Avenue in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Third Avenue 15(c) Response”) regarding (i) the services performed by Third Avenue for the Third Avenue Funds, (ii) the composition and qualifications of Third Avenue’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Third Avenue Funds, (iv) investment performance, (v) the financial condition of Third Avenue, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Third Avenue Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Third Avenue’s ability to service the Third Avenue Funds, and (x) compliance with the Third Avenue Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Third Avenue 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Third Avenue Funds; compliance with the Third Avenue Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from Third Avenue invited to participate in the Meeting regarding Third Avenue’s history, performance, investment strategy, and compliance program. Representatives of Third Avenue responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Third Avenue Funds and Third Avenue, as provided by the terms of the Agreements, including the advisory fees under the Agreements, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Third Avenue 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Third Avenue are appropriate and consistent with the terms of the Agreements, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Third Avenue Funds are likely to benefit from the provision of those services, (iv) Third Avenue has sufficient personnel, with the appropriate skills and experience, to serve the Third Avenue Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Third Avenue Funds is likely to continue under the Agreements.

The Trustees considered the investment performance for the Third Avenue Funds and Third Avenue. The Trustees reviewed historical performance charts which showed the performance of the Third Avenue Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025, as applicable. The Trustees considered the short-term and long-term performance of the Third Avenue Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Third Avenue Value Fund. The Trustees noted that the Third Avenue Value Fund’s Institutional Class shares outperformed each of the MSCI World Index, MSCI World Value Index and Refinitiv Global Small-/Mid-Cap Funds Classification for the year-to-date and five-year periods ended September 30, 2025, and also outperformed each of the MSCI World Value Index and Refinitiv Global Small-/Mid-Cap Funds Classification for the one-year, three-year and ten-year periods ended September 30, 2025. They further noted that the Third Avenue Value Fund’s Institutional Class shares underperformed the MSCI World Index for the one-year, three-year and ten-year periods ended September 30, 2025.

Third Avenue Small-Cap Value Fund. The Trustees noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed each of the MSCI USA Small Cap Value Index and Refinitiv Small-Cap Core Funds Classification for the year-to-date, three-year and five-year periods ended September 30, 2025, and underperformed each for the one-year period ended September 30, 2025. They further noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed the Refinitiv Small-Cap Core Funds Classification and underperformed the MSCI USA Small Cap Value Index for the ten-year period ended September 30, 2025.

Third Avenue Real Estate Value Fund. The Trustees noted that the Third Avenue Real Estate Value Fund’s Institutional Class shares outperformed each of the MSCI ACWI IMI Core Real Estate Index and Refinitiv Global Real Estate Funds Classification for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.

Third Avenue International Real Estate Value Fund. The Trustees noted that the Third Avenue International Real Estate Value Fund’s Institutional Class shares outperformed each of the MSCI ACWI Ex US IMI Core Real Estate Index and Refinitiv International Real Estate Funds Classification for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025.

The Trustees concluded that the performance of each of the Third Avenue Funds was within an acceptable range of performance relative to its respective benchmark index and other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Third Avenue had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Third Avenue Funds and any other ancillary benefit resulting from Third Avenue’s relationship with the Third Avenue Funds.

The Trustees also reviewed information regarding the fees Third Avenue charges to certain other clients and evaluated explanations provided by Third Avenue as to differences in fees charged to the Third Avenue Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Third Avenue Funds versus those funds in the Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Third Avenue are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Third Avenue.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Third Avenue Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Value Fund’s Institutional Class shares were higher than, and lower than, respectively, the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Value Fund’s Peer Group.

Third Avenue Small-Cap Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Small-Cap Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Small- Cap Value Fund’s Peer Group.

Third Avenue Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Real Estate Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue Real Estate Value Fund’s Peer Group.

Third Avenue International Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue International Real Estate Value Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in Third Avenue International Real Estate Value Fund’s Peer Group.

The Trustees considered the costs of the services provided by Third Avenue, the compensation and benefits received by Third Avenue in providing services to the Third Avenue Funds, the profitability and certain additional information related to the financial condition of Third Avenue.

In addition, the Trustees considered any direct or indirect revenues received by affiliates of Third Avenue.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Third Avenue Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Third Avenue Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Third Avenue Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Third Avenue has contractually agreed to waive fees and/or reimburse certain expenses of the Third Avenue Funds for the benefit of shareholders. At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling but made their determination in light of all the circumstances.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 2, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: July 2, 2026

* Print the name and title of each signing officer under his or her signature.